Balance Sheets (Unaudited for June 30, 2012) (USD $)	Jun. 30, 2012		Sep. 30, 2011
CURRENT ASSETS
Cash	$ 3,698		$ 197
Prepaid expenses	2,492		350
Total current assets	6,190		547
Total assets	6,190		547
CURRENT LIABILITIES
Accounts payable	1,215		10,315
Shareholder advances	7,705	[1]	5,725	[1]
Total current liabilities	8,920		16,040
Total liabilities	8,920		16,040
COMMITMENTS AND CONTINGENCIES		[2]		[2]
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares	51,825	[3]	50,000	[3]
Paid-in Capital	9,675		(25,000)
Accumulated deficit in the exploration stage	(64,230)		(40,493)
Total stockholders' equity (deficit)	(2,730)		(15,493)
Total liabilities and stockholders' equity (deficit)	$ 6,190		$ 547

[1]	See Note 5.
[2]	See Note 6.
[3]	See Note 7.